NUVEEN ESG 1-5 YEAR U.S. AGGREGATE BOND ETF

(formerly, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)

SUPPLEMENT DATED SEPTEMBER 19, 2023

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED NOVEMBER 30, 2022

The following information should be read in conjunction with the Prospectus and SAI noted above.

All references to the Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (formerly, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF) (the “Fund”) in the Prospectus and SAI are deleted in their entirety.

The Fund has a separate statutory prospectus and SAI, each dated June 30, 2023.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS AND SAI

FOR FUTURE REFERENCE

NGN-NUSA-0923P